Accounting policies IFRS 16 disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure changes in accounting policy IFRS 16 [Line Items]
Right-of-use assets	€ 62.1	€ 49.0
Other provisions	36.5	37.4	€ 42.2
Increase (decrease) in accounting estimate	€ 253.6	€ 321.0	€ 236.7